Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2022
Related Party Transactions
Schedule of balances with related parties

Dividends receivable and other amounts due from related parties

	December 31,	June 30,
	2021	2022
Other receivables	18	14
Total	18	14

Current Liabilities

Amounts due to related parties

	December 31,	June 30,
	2021	2022
Ship management creditors	119	213
Amounts due to related parties	27	28